Column Small Cap Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 94.5%	Shares	Value
Aerospace & Defense - 1.6%
AAR Corp.(a)	7,552	$536,116
Babcock International Group PLC	48,659	351,118
BWX Technologies, Inc.	7,375	679,459
CAE, Inc.(a)	13,445	252,436
Embraer SA - ADR(a)	13,006	361,437
Leonardo DRS, Inc.(a)	30,689	722,726
Melrose Industries PLC	62,180	493,081
Mercury Systems, Inc.(a)	10,229	316,588
Moog, Inc. - Class A	2,344	397,144
QinetiQ Group PLC	286,900	1,639,790
Senior PLC	317,578	655,302
VirTra, Inc.(a)	1,301	11,917
		6,417,114

Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc.(a)	6,614	89,289
Cargojet, Inc.	5,821	474,239
GXO Logistics, Inc.(a)	14,549	730,796
Hub Group, Inc. - Class A	6,893	297,433
		1,591,757

Automobile Components - 1.4%
Adient PLC(a)	11,537	325,805
American Axle & Manufacturing Holdings, Inc.(a)	11,207	85,621
Dana, Inc.	8,764	123,222
Fox Factory Holding Corp.(a)	50,421	2,350,627
Gentherm, Inc.(a)	8,784	473,809
Goodyear Tire & Rubber Co.(a)	52,968	652,036
Holley, Inc.(a)	143,835	552,326
LCI Industries	4,287	471,056
Motorcar Parts of America, Inc.(a)	1,574	8,012
Patrick Industries, Inc.	1,890	216,594
Phinia, Inc.	4,780	213,953
Standard Motor Products, Inc.	1,794	55,094
Stoneridge, Inc.(a)	2,330	36,977
		5,565,132

Automobiles - 0.2%
Harley-Davidson, Inc.	12,570	451,012
Thor Industries, Inc.	49	4,863
Winnebago Industries, Inc.	5,730	355,546
		811,421

Banks - 8.7%
1st Source Corp.	773	39,748
ACNB Corp.	668	21,089
Amalgamated Financial Corp.	1,815	45,883
Amerant Bancorp, Inc.	2,129	46,923
Ameris Bancorp	4,820	240,759
Arrow Financial Corp.	1,187	29,806
Associated Banc-Corp.	10,060	215,485
Atlantic Union Bankshares Corp.	9,259	302,121
Axos Financial, Inc.(a)	4,138	222,914
Banc of California, Inc.	26,546	367,928
BancFirst Corp.	25	2,154
Bancorp, Inc.(a)	8,563	287,631
Bank of Hawaii Corp.	4,910	283,503
Bank of Marin Bancorp	923	14,196
Bank of NT Butterfield & Son Ltd.	3,631	123,708
Bank OZK	8,659	362,639
BankUnited, Inc.	5,040	144,598
Banner Corp.	2,340	109,582
Bar Harbor Bankshares	953	25,035
BayCom Corp.	438	8,839
Berkshire Hills Bancorp, Inc.	2,711	60,266
BOK Financial Corp.	797	72,224
Bridgewater Bancshares, Inc.(a)	765	8,622
Brookline Bancorp, Inc.	5,515	47,705
Burke & Herbert Financial Services Corp.	512	25,651
Business First Bancshares, Inc.	1,960	42,042
Byline Bancorp, Inc.	2,079	48,025
C&F Financial Corp.	123	5,405
Cadence Bank	42,618	1,216,744
Cambridge Bancorp	496	33,202
Camden National Corp.	11,418	370,172
Capital Bancorp, Inc.	382	7,697
Capital City Bank Group, Inc.	856	23,249
Carter Bankshares, Inc.(a)	1,424	18,156
Cathay General Bancorp	4,726	174,106
Central Pacific Financial Corp.	1,922	38,978
Chemung Financial Corp.	162	7,031
ChoiceOne Financial Services, Inc.	568	14,018
City Holding Co.	20	2,044
CNB Financial Corp./PA	1,526	29,604
Coastal Financial Corp./WA(a)	707	31,348
Codorus Valley Bancorp, Inc.	343	7,546
Colony Bankcorp, Inc.	628	7,586
Columbia Banking System, Inc.	62,708	1,209,010
Comerica, Inc.	28,309	1,450,553
Community Financial System, Inc.	3,885	176,612
Community Trust Bancorp, Inc.	1,100	46,321
Community West Bancshares	426	7,400
ConnectOne Bancorp, Inc.	2,576	48,017
CrossFirst Bankshares, Inc.(a)	2,964	38,799
Cullen/Frost Bankers, Inc.	1,780	180,812
Customers Bancorp, Inc.(a)	2,735	123,895
Dime Community Bancshares, Inc.	2,761	50,996
Eagle Bancorp, Inc.	1,978	35,663
Enterprise Financial Services Corp.	2,476	95,796
Equity Bancshares, Inc. - Class A	1,084	36,531
Esquire Financial Holdings, Inc.	481	22,015
Evans Bancorp, Inc.	201	5,318
FB Financial Corp.	50	1,850
Fidelity D&D Bancorp, Inc.	329	15,210
Financial Institutions, Inc.	1,179	20,762
First BanCorp/Puerto Rico	50,305	891,908
First Bancorp/Southern Pines NC	11,120	350,836
First Bancshares, Inc.	38	963
First Bank/Hamilton NJ	1,610	19,594
First Busey Corp.	3,646	82,436
First Business Financial Services, Inc.	559	19,012
First Commonwealth Financial Corp.	72,439	978,651
First Financial Bancorp	5,907	131,726
First Financial Bankshares, Inc.	4,405	132,062
First Financial Corp./IN	764	28,299
First Foundation, Inc.	66	391
First Hawaiian, Inc.	178	3,619
First Interstate BancSystem, Inc. - Class A	46,861	1,243,691
First Merchants Corp.	4,030	133,192
First Mid Bancshares, Inc.	1,408	44,690
First of Long Island Corp.	696	6,960
Flushing Financial Corp.	1,703	21,662
FNB Corp./PA	24,141	332,422
FS Bancorp, Inc.	253	8,296
Fulton Financial Corp.	11,858	199,689
German American Bancorp, Inc.	12,374	391,637
Glacier Bancorp, Inc.	3,811	142,455
Great Southern Bancorp, Inc.	702	36,848
Hancock Whitney Corp.	6,700	313,091
Hanmi Financial Corp.	2,235	35,224
HarborOne Bancorp, Inc.	59	614
HBT Financial, Inc.	457	8,912
Heartland Financial USA, Inc.	2,566	112,801
Heritage Commerce Corp.	4,001	32,608
Heritage Financial Corp./WA	2,301	41,717
HomeStreet, Inc.	24	219
HomeTrust Bancshares, Inc.	999	27,582
Hope Bancorp, Inc.	7,690	80,976
Horizon Bancorp, Inc./IN	2,971	36,306
Huntington Bancshares, Inc./OH	22,541	313,771
Independent Bank Corp.	2,737	139,012
Independent Bank Corp./MI	1,675	41,976
International Bancshares Corp.	4,105	233,287
Kearny Financial Corp./MD	76	431
Lakeland Financial Corp.	1,445	89,633
Macatawa Bank Corp.	2,377	33,421
Mercantile Bank Corp.	1,209	46,317
Metrocity Bankshares, Inc.	1,332	32,834
Metropolitan Bank Holding Corp.(a)	738	31,033
Mid Penn Bancorp, Inc.	976	20,886
Midland States Bancorp, Inc.	1,681	38,192
MidWestOne Financial Group, Inc.	651	13,938
MVB Financial Corp.	672	12,587
National Bank Holdings Corp. - Class A	17,166	626,044
National Bankshares, Inc.	209	6,429
Northeast Bank	475	26,405
Northfield Bancorp, Inc.	2,447	21,680
Northrim BanCorp, Inc.	428	24,999
Northwest Bancshares, Inc.	7,200	78,840
OceanFirst Financial Corp.	3,769	56,723
OFG Bancorp	3,977	147,785
Old National Bancorp/IN	22,819	389,977
Old Second Bancorp, Inc.	3,088	44,652
Orange County Bancorp, Inc.	178	8,727
Origin Bancorp, Inc.	1,997	62,446
Orrstown Financial Services, Inc.	820	21,410
Pacific Premier Bancorp, Inc.	6,558	145,850
Pathward Financial, Inc.	1,760	93,826
Peapack-Gladstone Financial Corp.	1,094	23,740
Penns Woods Bancorp, Inc.	73	1,451
Peoples Bancorp, Inc./OH	17,803	518,957
Peoples Financial Services Corp.	433	16,883
Popular, Inc.	8,188	728,814
Preferred Bank/Los Angeles CA	988	73,823
Premier Financial Corp.	2,483	48,940
Primis Financial Corp.	1,683	17,655
Prosperity Bancshares, Inc.	15,602	972,005
Provident Financial Services, Inc.	8,139	117,202
QCR Holdings, Inc.	1,174	66,531
RBB Bancorp	1,252	22,999
Red River Bancshares, Inc.	162	7,429
Republic Bancorp, Inc./KY - Class A	583	30,194
S&T Bancorp, Inc.	2,499	79,743
Sandy Spring Bancorp, Inc.	6,307	147,836
Seacoast Banking Corp. of Florida	22,902	542,090
ServisFirst Bancshares, Inc.	40,532	2,504,878
Shore Bancshares, Inc.	1,871	21,161
Simmons First National Corp. - Class A	7,585	131,827
SmartFinancial, Inc.	996	23,047
South Plains Financial, Inc.	846	22,969
Southern First Bancshares, Inc.(a)	504	13,845
Southern Missouri Bancorp, Inc.	616	25,940
Southside Bancshares, Inc.	40	1,072
SouthState Corp.	15,852	1,225,518
Stellar Bancorp, Inc.	63	1,423
Stock Yards Bancorp, Inc.	1,691	79,223
Synovus Financial Corp.	5,217	207,063
Texas Capital Bancshares, Inc.(a)	10,381	625,767
Timberland Bancorp, Inc./WA	279	6,905
Towne Bank/Portsmouth VA	4,381	119,119
TriCo Bancshares	15,675	596,904
Triumph Financial, Inc.(a)	35,259	2,619,744
TrustCo Bank Corp. NY	1,255	34,889
Trustmark Corp.	3,873	112,898
UMB Financial Corp.	2,859	235,696
United Bankshares, Inc./WV	21,905	710,598
United Community Banks, Inc./GA	4,808	123,373
Unity Bancorp, Inc.	290	8,114
Univest Financial Corp.	1,879	40,962
Valley National Bancorp	31,309	223,233
Veritex Holdings, Inc.	3,654	74,542
WaFd, Inc.	5,736	160,665
Washington Trust Bancorp, Inc.	1,171	30,739
Webster Financial Corp.	10,515	464,973
West BanCorp, Inc.	973	16,852
Westamerica BanCorp	1,868	91,196
Western Alliance Bancorp	19,845	1,250,830
Wintrust Financial Corp.	103	10,157
WSFS Financial Corp.	29,586	1,303,559
Zions Bancorp NA	25,020	1,080,614
		35,062,309

Beverages - 0.3%
Coca-Cola Consolidated, Inc.	1,000	981,040
MGP Ingredients, Inc.	3,385	262,744
		1,243,784

Biotechnology - 1.8%
ADMA Biologics, Inc.(a)	48,699	465,075
Alkermes PLC(a)	11,279	263,929
Arcturus Therapeutics Holdings, Inc.(a)	2,958	114,800
Arcutis Biotherapeutics, Inc.(a)	15,407	128,803
Avid Bioservices, Inc.(a)	5,632	45,563
Biohaven Ltd.(a)	3,017	105,897
Blueprint Medicines Corp.(a)	4,541	479,348
Bridgebio Pharma, Inc.(a)	10,341	289,651
Celldex Therapeutics, Inc.(a)	2,795	93,074
Centessa Pharmaceuticals PLC - ADR(a)	13,622	117,558
Cytokinetics, Inc.(a)	6,189	300,228
Eagle Pharmaceuticals, Inc./DE(a)	21	73
Emergent BioSolutions, Inc.(a)	2,432	13,862
Entrada Therapeutics, Inc.(a)	2,622	40,562
Halozyme Therapeutics, Inc.(a)	22,057	976,905
Insmed, Inc.(a)	10,974	604,119
Keros Therapeutics, Inc.(a)	3,400	159,358
Madrigal Pharmaceuticals, Inc.(a)	1,439	339,834
Mineralys Therapeutics, Inc.(a)	10,103	129,015
Natera, Inc.(a)	10,250	1,091,933
Protagonist Therapeutics, Inc.(a)	6,003	168,984
Puma Biotechnology, Inc.(a)	4,822	18,565
Twist Bioscience Corp.(a)	6,226	260,869
Tyra Biosciences, Inc.(a)	1,986	32,213
Vaxcyte, Inc.(a)	6,417	450,923
Vera Therapeutics, Inc.(a)	2,654	100,825
Viking Therapeutics, Inc.(a)	6,217	387,070
Voyager Therapeutics, Inc.(a)	6,066	50,954
		7,229,990

Broadline Retail - 0.9%
Big Lots, Inc.(a)	2,101	7,312
Dillard's, Inc. - Class A	6	2,684
Kohl's Corp.	12,084	270,561
Macy's, Inc.	21,996	428,482
Nordstrom, Inc.	6,763	149,462
Ollie's Bargain Outlet Holdings, Inc.(a)	29,968	2,470,262
Savers Value Village, Inc.(a)	23,947	324,721
		3,653,484

Building Products - 3.2%
AAON, Inc.	61,068	4,583,153
Advanced Drainage Systems, Inc.	4,320	749,477
Apogee Enterprises, Inc.	2,374	154,239
Armstrong World Industries, Inc.	413	47,825
AZEK Co., Inc.(a)	25,734	1,234,203
CSW Industrials, Inc.	1,283	326,215
Fortune Brands Innovations, Inc.	4,449	311,697
Hayward Holdings, Inc.(a)	63,058	913,710
Insteel Industries, Inc.	7,490	246,196
Janus International Group, Inc.(a)	111,028	1,541,069
JELD-WEN Holding, Inc.(a)	46,814	726,085
Quanex Building Products Corp.	3,539	116,645
Resideo Technologies, Inc.(a)	39,181	846,310
Simpson Manufacturing Co., Inc.	292	48,449
UFP Industries, Inc.	7,468	892,277
		12,737,550

Capital Markets - 2.8%
Artisan Partners Asset Management, Inc. - Class A	22,525	991,776
BGC Group, Inc. - Class A	116,829	1,012,907
Donnelley Financial Solutions, Inc.(a)	11,616	708,111
Evercore, Inc. - Class A	5,265	1,068,479
FactSet Research Systems, Inc.	3,775	1,526,082
Hamilton Lane, Inc. - Class A	4,636	581,772
Houlihan Lokey, Inc.	1,226	165,939
Morningstar, Inc.	14,917	4,299,825
Oppenheimer Holdings, Inc. - Class A	365	16,673
Patria Investments Ltd. - Class A	80	1,040
Piper Sandler Cos.	2,455	519,920
StoneX Group, Inc.(a)	2,060	154,644
Victory Capital Holdings, Inc. - Class A	7,002	364,314
Virtu Financial, Inc. - Class A	109	2,398
		11,413,880

Chemicals - 3.2%
AdvanSix, Inc.	1,860	44,082
Arcadium Lithium PLC(a)	702	3,110
Ashland, Inc.	10,614	1,063,204
Avient Corp.	22,182	991,092
Axalta Coating Systems Ltd.(a)	26,950	959,150
Cabot Corp.	6,382	652,879
Chemours Co.	44,710	1,109,702
Core Molding Technologies, Inc.(a)	402	7,734
Element Solutions, Inc.	106,580	2,561,117
Elementis PLC	436,669	838,503
Hawkins, Inc.	2,353	205,464
Huntsman Corp.	15,902	394,370
Intrepid Potash, Inc.(a)	1,040	27,903
LSB Industries, Inc.(a)	5,554	54,485
Mativ Holdings, Inc.	29,908	537,447
NewMarket Corp.	10	5,351
Olin Corp.	10,526	565,878
Orion SA	6,551	162,923
Quaker Chemical Corp.	392	71,089
Rayonier Advanced Materials, Inc.(a)	5,378	30,386
Stepan Co.	1,216	105,999
Tronox Holdings PLC	117,931	2,336,213
		12,728,081

Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	10,926	516,472
ACCO Brands Corp.	1,732	8,816
Acme United Corp.	469	16,645
Aris Water Solutions, Inc. - Class A	2,093	32,169
Casella Waste Systems, Inc. - Class A(a)	888	89,324
Civeo Corp.	1,273	31,023
Clean Harbors, Inc.(a)	4,773	1,033,784
Driven Brands Holdings, Inc.(a)	21,692	249,241
Enviri Corp.(a)	42,408	375,311
HNI Corp.	14,017	659,500
Interface, Inc.	7,638	123,048
OPENLANE, Inc.(a)	28,564	492,729
Quad/Graphics, Inc.	1,583	7,472
Rollins, Inc.	3,554	162,382
Steelcase, Inc. - Class A	12,892	176,105
Stericycle, Inc.(a)	27,628	1,423,947
Tetra Tech, Inc.	1,776	372,054
UniFirst Corp./MA	1,936	307,050
Virco Mfg. Corp.	1,822	21,682
		6,098,754

Communications Equipment - 0.8%
Applied Optoelectronics, Inc.(a)	5,839	61,251
Ciena Corp.(a)	19,672	947,600
Extreme Networks, Inc.(a)	10,886	121,379
Harmonic, Inc.(a)	41,201	503,888
Infinera Corp.(a)	28,928	165,468
Lumentum Holdings, Inc.(a)	6,503	282,881
Ribbon Communications, Inc.(a)	127,303	399,731
Viasat, Inc.(a)	35,496	599,528
Viavi Solutions, Inc.(a)	28,460	214,019
		3,295,745

Construction & Engineering - 1.9%
Arcosa, Inc.	22,241	1,955,206
Argan, Inc.	1,629	115,056
Construction Partners, Inc. - Class A(a)	8,982	522,842
Fluor Corp.(a)	12,384	537,466
Limbach Holdings, Inc.(a)	1,236	70,551
MasTec, Inc.(a)	4,398	493,675
MDU Resources Group, Inc.	21,081	532,084
MYR Group, Inc.(a)	100	15,506
Primoris Services Corp.	24,727	1,354,051
Tutor Perini Corp.(a)	1,496	33,002
Valmont Industries, Inc.	3,962	996,047
WillScot Mobile Mini Holdings Corp.(a)	25,239	995,174
		7,620,660

Construction Materials - 0.4%
Eagle Materials, Inc.	1,583	367,874
Summit Materials, Inc. - Class A(a)	27,216	1,051,626
		1,419,500

Consumer Finance - 0.6%
Bread Financial Holdings, Inc.	13,756	574,451
EZCORP, Inc. - Class A(a)	3,639	38,173
FirstCash Holdings, Inc.	9,117	1,075,077
LendingClub Corp.(a)	5,572	49,702
Navient Corp.	5,925	89,290
OneMain Holdings, Inc.	177	8,694
PROG Holdings, Inc.	1,866	70,516
SLM Corp.	16,342	350,699
World Acceptance Corp.(a)	210	26,983
		2,283,585

Consumer Staples Distribution & Retail - 0.7%
Andersons, Inc.	4,169	218,206
Grocery Outlet Holding Corp.(a)	34,009	747,858
Ingles Markets, Inc. - Class A	1,638	119,803
Natural Grocers by Vitamin Cottage, Inc.	1,745	37,657
PriceSmart, Inc.	16,180	1,361,547
SpartanNash Co.	3,974	78,089
Sprouts Farmers Market, Inc.(a)	246	19,429
United Natural Foods, Inc.(a)	5,344	64,181
Village Super Market, Inc. - Class A	945	28,728
Weis Markets, Inc.	901	59,061
		2,734,559

Containers & Packaging - 0.6%
AptarGroup, Inc.	4,380	646,882
Avery Dennison Corp.	4,554	1,036,445
Graphic Packaging Holding Co.	20,416	578,181
Myers Industries, Inc.	3,817	60,309
		2,321,817

Distributors - 0.1%
Pool Corp.	885	321,742

Diversified Consumer Services - 0.9%
ADT, Inc.	86,557	615,420
American Public Education, Inc.(a)	925	16,095
Bright Horizons Family Solutions, Inc.(a)	1,253	131,715
Duolingo, Inc.(a)	2,808	537,451
European Wax Center, Inc. - Class A(a)	39,386	445,850
Frontdoor, Inc.(a)	4,071	143,991
Graham Holdings Co. - Class B	6	4,515
Mister Car Wash, Inc.(a)	43,239	303,970
Perdoceo Education Corp.	171	3,848
Stride, Inc.(a)	17,979	1,234,438
Universal Technical Institute, Inc.(a)	4,315	68,220
		3,505,513

Diversified Telecommunication Services - 0.0%(b)
ATN International, Inc.	1,084	26,385
Frontier Communications Parent, Inc.(a)	340	9,064
IDT Corp. - Class B	47	1,905
		37,354

Electric Utilities - 0.8%
ALLETE, Inc.	19,072	1,204,397
IDACORP, Inc.	7,548	720,608
Portland General Electric Co.	26,967	1,201,649
		3,126,654

Electrical Equipment - 0.9%
Atkore, Inc.	3,858	586,995
Babcock & Wilcox Enterprises, Inc.(a)	64,183	75,094
Bloom Energy Corp. - Class A(a)	32,583	531,755
Encore Wire Corp.	2,049	591,608
EnerSys	4,022	433,732
Generac Holdings, Inc.(a)	1,733	255,115
LSI Industries, Inc.	937	14,880
NEXTracker, Inc. - Class A(a)	576	31,778
Powell Industries, Inc.	1,232	221,587
Preformed Line Products Co.	12	1,612
Regal Rexnord Corp.	6,986	1,044,686
		3,788,842

Electronic Equipment Instruments & Components - 0.0%(b)
IPG Photonics Corp.(a)	2,227	193,148

Electronic Equipment, Instruments & Components - 3.2%
Advanced Energy Industries, Inc.	1,173	126,015
Bel Fuse, Inc. - Class B	1,187	80,953
Benchmark Electronics, Inc.	15,823	681,497
Celestica, Inc.(a)	6,356	355,428
Climb Global Solutions, Inc.	418	24,064
Coherent Corp.(a)	17,472	996,952
CTS Corp.	505	26,740
Daktronics, Inc.(a)	5,006	55,867
ePlus, Inc.(a)	2,718	203,415
Fabrinet(a)	6,110	1,463,528
Innoviz Technologies Ltd.(a)	42,308	44,423
Insight Enterprises, Inc.(a)	5,546	1,084,243
Itron, Inc.(a)	3,465	372,661
Kimball Electronics, Inc.(a)	2,291	52,510
Knowles Corp.(a)	66,616	1,167,112
Littelfuse, Inc.	3,416	876,546
Methode Electronics, Inc.	2,110	24,856
Mirion Technologies, Inc.(a)	84,230	914,738
Napco Security Technologies, Inc.	9,590	476,143
nLight, Inc.(a)	10,100	132,815
Novanta, Inc.(a)	8,848	1,434,792
OSI Systems, Inc.(a)	3,412	490,441
PC Connection, Inc.	1,435	97,063
Plexus Corp.(a)	375	41,303
Rogers Corp.(a)	886	104,548
Sanmina Corp.(a)	9,794	671,281
ScanSource, Inc.(a)	3,281	155,618
Teledyne Technologies, Inc.(a)	760	301,682
TTM Technologies, Inc.(a)	10,330	192,138
Vishay Intertechnology, Inc.	12,073	285,285
Vishay Precision Group, Inc.(a)	386	13,035
		12,947,692

Energy Equipment & Services - 2.3%
Archrock, Inc.	19,219	388,992
Atlas Energy Solutions, Inc.	20,123	487,379
Bristow Group, Inc.(a)	54	1,939
Cactus, Inc. - Class A	2,296	117,900
Dril-Quip, Inc.(a)	7,178	138,822
Expro Group Holdings NV(a)	72,665	1,594,997
Geospace Technologies Corp.(a)	1,709	16,851
Helix Energy Solutions Group, Inc.(a)	16,121	185,553
Helmerich & Payne, Inc.	9,150	348,249
Hunting PLC	48,932	261,808
John Wood Group PLC(a)	166,163	375,956
KLX Energy Services Holdings, Inc.(a)	1,416	7,236
Kodiak Gas Services, Inc.	20,697	570,202
Liberty Energy, Inc.	19,194	473,900
Nabors Industries Ltd.(a)	597	44,632
Natural Gas Services Group, Inc.(a)	1,383	30,094
Newpark Resources, Inc.(a)	10,115	85,775
Oceaneering International, Inc.(a)	16,680	394,982
Oil States International, Inc.(a)	4,415	19,735
Patterson-UTI Energy, Inc.	69,108	761,570
ProFrac Holding Corp. - Class A(a)	1,642	15,796
ProPetro Holding Corp.(a)	8,962	85,856
Ranger Energy Services, Inc.	1,823	19,233
RPC, Inc.	10,137	69,236
Select Water Solutions, Inc.	8,367	91,451
Solaris Oilfield Infrastructure, Inc. - Class A	2,674	24,494
TechnipFMC PLC	37,207	974,451
TETRA Technologies, Inc.(a)	85,158	315,936
Tidewater, Inc.(a)	5,321	549,819
Transocean Ltd.(a)	139,336	863,883
US Silica Holdings, Inc.(a)	7,222	111,869
		9,428,596

Entertainment - 0.1%
Lions Gate Entertainment Corp. - Class B(a)	59,441	458,885
Marcus Corp.	2,576	27,434
		486,319

Financial Services - 1.1%
Alerus Financial Corp.	1,062	20,539
AvidXchange Holdings, Inc.(a)	60,214	637,666
Cannae Holdings, Inc.(a)	6,022	109,480
Enact Holdings, Inc.	1,112	34,149
Essent Group Ltd.	11,471	650,406
Federal Agricultural Mortgage Corp. - Class C	671	117,204
International Money Express, Inc.(a)	1,872	39,050
Jack Henry & Associates, Inc.	829	136,520
Jackson Financial, Inc. - Class A	8,431	640,840
Merchants Bancorp/IN	1,400	56,070
MGIC Investment Corp.	471	9,891
NMI Holdings, Inc. - Class A(a)	5,895	195,596
Pagseguro Digital Ltd. - Class A(a)	43,976	538,706
PennyMac Financial Services, Inc.	2,000	181,300
Radian Group, Inc.	10,232	319,648
Shift4 Payments, Inc. - Class A(a)	6,823	459,051
Walker & Dunlop, Inc.	2,441	234,312
		4,380,428

Food Products - 1.1%
B&G Foods, Inc.	5,743	54,788
Cal-Maine Foods, Inc.	5,347	329,749
Dole PLC	7,387	91,377
Fresh Del Monte Produce, Inc.	3,735	87,250
Glanbia PLC	67,254	1,379,105
Hain Celestial Group, Inc.(a)	24,379	186,743
John B Sanfilippo & Son, Inc.	743	74,917
Nomad Foods Ltd.	58,482	1,026,944
Seaboard Corp.	27	90,211
Simply Good Foods Co.(a)	1,544	59,429
TreeHouse Foods, Inc.(a)	21,340	774,855
Utz Brands, Inc.	5,177	95,982
WK Kellogg Co.	19,764	375,318
		4,626,668

Gas Utilities - 0.4%
Atmos Energy Corp.	3,802	440,728
New Jersey Resources Corp.	10,185	442,640
Spire, Inc.	11,479	703,548
		1,586,916

Ground Transportation - 1.1%
ArcBest Corp.	2,471	260,740
Heartland Express, Inc.	3,945	44,657
Hertz Global Holdings, Inc.(a)	8,725	38,041
Knight-Swift Transportation Holdings, Inc.	23,055	1,112,404
Marten Transport Ltd.	6,237	110,395
RXO, Inc.(a)	53,792	1,097,895
Ryder System, Inc.	4,246	515,762
Saia, Inc.(a)	1,755	718,637
Schneider National, Inc. - Class B	19,907	447,509
Universal Logistics Holdings, Inc.	715	31,281
Werner Enterprises, Inc.	6,822	256,303
		4,633,624

Health Care Equipment & Supplies - 2.3%
Accuray, Inc.(a)	59,300	104,961
Alphatec Holdings, Inc.(a)	45,084	437,766
AtriCure, Inc.(a)	9,040	203,762
Atrion Corp.	188	86,527
Avanos Medical, Inc.(a)	9,803	195,178
CytoSorbents Corp.(a)	2,059	1,853
Enovis Corp.(a)	16,290	818,898
Envista Holdings Corp.(a)	34,672	671,250
Globus Medical, Inc. - Class A(a)	17,285	1,159,996
Haemonetics Corp.(a)	9,276	779,926
Inari Medical, Inc.(a)	13,270	663,500
Integer Holdings Corp.(a)	5,042	611,292
Integra LifeSciences Holdings Corp.(a)	8,521	263,299
Lantheus Holdings, Inc.(a)	6,254	511,765
OraSure Technologies, Inc.(a)	46,176	218,412
QuidelOrtho Corp.(a)	4,028	177,997
SI-BONE, Inc.(a)	27,754	389,944
Teleflex, Inc.	2,697	563,862
TransMedics Group, Inc.(a)	4,155	566,742
UFP Technologies, Inc.(a)	890	231,720
Varex Imaging Corp.(a)	12,384	191,333
Zimvie, Inc.(a)	15,004	249,817
		9,099,800

Health Care Providers & Services - 3.0%
Acadia Healthcare Co., Inc.(a)	26,501	1,825,654
AMN Healthcare Services, Inc.(a)	12,155	679,951
Brookdale Senior Living, Inc.(a)	22,363	150,056
Chemed Corp.	604	334,839
CorVel Corp.(a)	358	85,866
Cross Country Healthcare, Inc.(a)	3,374	51,015
Encompass Health Corp.	6,078	525,078
HealthEquity, Inc.(a)	18,174	1,484,452
Hims & Hers Health, Inc.(a)	11,571	224,709
Molina Healthcare, Inc.(a)	1,517	477,218
National Research Corp.	30,614	859,641
NeoGenomics, Inc.(a)	36,452	499,757
Option Care Health, Inc.(a)	15,258	454,994
Patterson Cos., Inc.	12,788	314,457
Premier, Inc. - Class A	10,166	192,341
R1 RCM, Inc.(a)	43,032	553,391
RadNet, Inc.(a)	6,145	360,343
Tenet Healthcare Corp.(a)	9,734	1,316,231
US Physical Therapy, Inc.	16,200	1,661,634
		12,051,627

Health Care Technology - 0.2%
Evolent Health, Inc. - Class A(a)	14,760	312,764
GoodRx Holdings, Inc. - Class A(a)	10,036	78,983
OptimizeRx Corp.(a)	1,662	20,044
Phreesia, Inc.(a)	11,999	227,021
Simulations Plus, Inc.	1,682	81,140
		719,952

Hotels, Restaurants & Leisure - 1.9%
BJ's Restaurants, Inc.(a)	2,133	74,740
Bowlero Corp.	24,794	308,685
Boyd Gaming Corp.	7,184	383,051
Brinker International, Inc.(a)	19,306	1,363,583
Cheesecake Factory, Inc.	3,933	151,342
Chuy's Holdings, Inc.(a)	958	25,588
Cracker Barrel Old Country Store, Inc.	2,016	98,341
Dalata Hotel Group PLC	90,348	415,126
Dave & Buster's Entertainment, Inc.(a)	6,103	311,802
Full House Resorts, Inc.(a)	2,886	14,343
Golden Entertainment, Inc.	2,030	61,448
Hilton Grand Vacations, Inc.(a)	23,875	986,754
International Game Technology PLC	47,662	940,848
Monarch Casino & Resort, Inc.	1,204	80,632
Planet Fitness, Inc. - Class A(a)	5,416	344,674
Playa Hotels & Resorts NV(a)	9,056	77,157
RCI Hospitality Holdings, Inc.	10	447
Red Rock Resorts, Inc. - Class A	17,705	907,381
Texas Roadhouse, Inc.	1,944	335,671
United Parks & Resorts, Inc.(a)	3,717	194,362
Wingstop, Inc.	1,563	576,200
		7,652,175

Household Durables - 2.2%
Beazer Homes USA, Inc.(a)	2,790	80,129
Century Communities, Inc.	5,789	488,649
Cricut, Inc. - Class A	1,750	10,903
Dream Finders Homes, Inc. - Class A(a)	55,770	1,584,426
Ethan Allen Interiors, Inc.	2,137	62,208
Flexsteel Industries, Inc.	395	14,141
Green Brick Partners, Inc.(a)	2,944	160,742
Hamilton Beach Brands Holding Co. - Class A	933	17,867
Hooker Furnishings Corp.	1,278	22,212
Hovnanian Enterprises, Inc. - Class A(a)	629	90,438
Installed Building Products, Inc.	5,218	1,105,381
KB Home	7,146	504,508
Landsea Homes Corp.(a)	1,694	16,804
La-Z-Boy, Inc.	4,317	161,974
Legacy Housing Corp.(a)	915	21,255
Lovesac Co.(a)	1,355	38,089
M/I Homes, Inc.(a)	5,438	679,315
Meritage Homes Corp.	1,845	325,366
Mohawk Industries, Inc.(a)	56	6,828
Skyline Champion Corp.(a)	12,780	889,616
Smith Douglas Homes Corp.(a)	16,947	437,063
Sonos, Inc.(a)	33,825	534,435
Taylor Morrison Home Corp.(a)	3,003	173,663
Tempur Sealy International, Inc.	8,728	448,270
TopBuild Corp.(a)	761	318,060
Tri Pointe Homes, Inc.(a)	9,213	356,819
Worthington Enterprises, Inc.	3,322	189,454
		8,738,615

Household Products - 0.1%
Central Garden & Pet Co.(a)	1,067	46,361
Central Garden & Pet Co. - Class A(a)	5,850	218,498
Church & Dwight Co., Inc.	824	88,176
Oil-Dri Corp. of America	543	45,373
WD-40 Co.	684	153,688
		552,096

Independent Power and Renewable Electricity Producers - 0.6%
Ormat Technologies, Inc.	14,407	1,086,288
Vistra Corp.	15,413	1,527,120
		2,613,408

Insurance - 4.7%
Ambac Financial Group, Inc.(a)	3,097	54,879
AMERISAFE, Inc.	2,399	105,148
Assured Guaranty Ltd.	2,963	230,284
Axis Capital Holdings Ltd.	9,166	677,184
Brighthouse Financial, Inc.(a)	5,498	244,716
CNO Financial Group, Inc.	46,407	1,331,417
Crawford & Co. - Class A	1,199	10,887
Crawford & Co. - Class B	501	4,299
Employers Holdings, Inc.	1,650	69,597
Enstar Group Ltd.(a)	892	279,321
Fidelis Insurance Holdings Ltd.	55,745	924,252
First American Financial Corp.	26,594	1,478,094
Genworth Financial, Inc. - Class A(a)	31,554	198,475
Goosehead Insurance, Inc. - Class A(a)	34,180	2,204,610
Greenlight Capital Re Ltd. - Class A(a)	1,064	14,141
Hagerty, Inc. - Class A(a)	4,693	45,147
Hanover Insurance Group, Inc.	13,972	1,843,326
HCI Group, Inc.	606	58,103
Heritage Insurance Holdings, Inc.(a)	1,089	9,256
Horace Mann Educators Corp.	771	26,345
Kemper Corp.	19,724	1,180,284
Kinsale Capital Group, Inc.	465	178,383
Palomar Holdings, Inc.(a)	4,964	421,146
RLI Corp.	1,618	236,196
Ryan Specialty Holdings, Inc.	95,905	5,325,605
Selective Insurance Group, Inc.	9,260	903,869
SiriusPoint Ltd.(a)	8,968	117,929
Skyward Specialty Insurance Group, Inc.(a)	10,954	408,803
Stewart Information Services Corp.	1,588	100,536
Universal Insurance Holdings, Inc.	1,992	39,262
White Mountains Insurance Group Ltd.	150	271,050
		18,992,544

Interactive Media & Services - 2.0%
Auto Trader Group PLC - ADR	1,558,573	4,021,118
Cargurus, Inc.(a)	5,344	129,378
MediaAlpha, Inc. - Class A(a)	58,992	1,048,878
QuinStreet, Inc.(a)	27,735	488,413
Rightmove PLC - ADR	178,561	2,446,286
		8,134,073

IT Services - 1.1%
ASGN, Inc.(a)	9,115	855,990
DXC Technology Co.(a)	22,387	348,118
Endava PLC - ADR(a)	48,701	1,312,005
Globant SA(a)	902	145,330
Kyndryl Holdings, Inc.(a)	45,780	1,218,206
Unisys Corp.(a)	51,594	221,338
Wix.com Ltd.(a)	2,946	474,600
		4,575,587

Leisure Products - 0.5%
BRP, Inc.	1,410	88,100
Brunswick Corp./DE	6,251	515,895
Clarus Corp.	1,807	12,649
Escalade, Inc.	526	7,248
Funko, Inc. - Class A(a)	825	7,458
JAKKS Pacific, Inc.(a)	988	18,347
Johnson Outdoors, Inc. - Class A	10	364
Latham Group, Inc.(a)	1,408	5,435
Malibu Boats, Inc. - Class A(a)	1,909	73,420
Marine Products Corp.	571	5,847
MasterCraft Boat Holdings, Inc.(a)	1,064	22,451
Mattel, Inc.(a)	41,922	745,792
Polaris, Inc.	2,503	209,251
Smith & Wesson Brands, Inc.	3,990	66,912
Vista Outdoor, Inc.(a)	5,534	193,026
		1,972,195

Life Sciences Tools & Services - 0.3%
Bio-Techne Corp.	4,441	342,801
Charles River Laboratories International, Inc.(a)	1,842	383,946
ICON PLC(a)	660	214,381
Inotiv, Inc.(a)	1,107	2,070
Standard BioTools, Inc.(a)	48,041	119,142
Stevanato Group SpA	5,033	102,271
West Pharmaceutical Services, Inc.	463	153,443
		1,318,054

Machinery - 3.4%
Alamo Group, Inc.	5,110	970,849
Allison Transmission Holdings, Inc.	5,362	406,493
Atmus Filtration Technologies, Inc.(a)	5,113	157,685
Chart Industries, Inc.(a)	3,684	578,498
Columbus McKinnon Corp./NY	21,892	855,977
Commercial Vehicle Group, Inc.(a)	2,206	11,934
Crane Co.	933	139,092
Enerpac Tool Group Corp.	44,766	1,760,199
Enpro, Inc.	455	69,733
Esab Corp.	2,346	241,216
ESCO Technologies, Inc.	1,185	129,319
Federal Signal Corp.	7,714	709,842
Franklin Electric Co., Inc.	5,675	564,549
Gates Industrial Corp. PLC(a)	11,452	199,494
Graco, Inc.	2,143	173,047
Graham Corp.(a)	1,300	35,165
Greenbrier Cos., Inc.	3,656	201,994
Helios Technologies, Inc.	3,245	162,510
Hillman Solutions Corp.(a)	50,931	468,056
Kadant, Inc.	1,110	317,471
Kennametal, Inc.	7,846	202,034
L B Foster Co. - Class A(a)	1,360	37,305
Lindsay Corp.	1,034	118,724
Manitowoc Co., Inc.(a)	3,404	42,312
Markforged Holding Corp.(a)	35,444	14,897
Mueller Industries, Inc.	5,470	322,238
Mueller Water Products, Inc. - Class A	55,857	1,036,706
NN, Inc.(a)	5,887	19,133
Nordson Corp.	677	158,905
Omega Flex, Inc.	12,104	716,678
Park-Ohio Holdings Corp.	28	732
RBC Bearings, Inc.(a)	3,641	1,075,114
SPX Technologies, Inc.(a)	2,095	292,085
Standex International Corp.	1,146	192,769
Stratasys Ltd.(a)	38,016	329,219
Terex Corp.	6,949	414,647
Timken Co.	710	61,692
Titan International, Inc.(a)	6,659	55,070
Toro Co.	2,583	207,131
Trinity Industries, Inc.	8,364	263,048
Wabash National Corp.	5,123	115,831
		13,829,393

Marine Transportation - 1.1%
Costamare, Inc.	2,234	35,766
Genco Shipping & Trading Ltd.	4,673	105,236
Kirby Corp.(a)	21,240	2,637,371
Matson, Inc.	4,270	547,414
Pangaea Logistics Solutions Ltd.	3,380	27,953
Safe Bulkers, Inc.	8,806	49,930
Star Bulk Carriers Corp.	34,287	928,492
		4,332,162

Media - 0.6%
AMC Networks, Inc. - Class A(a)	4,427	76,764
Cable One, Inc.	1,298	500,911
Criteo SA - ADR(a)	31,822	1,241,695
EchoStar Corp. - Class A(a)	156	2,995
Nexstar Media Group, Inc. - Class A	1,815	300,728
Scholastic Corp.	2,093	75,934
TechTarget, Inc.(a)	1,874	56,632
		2,255,659

Metals & Mining - 2.0%
Alpha Metallurgical Resources, Inc.	1,279	403,409
Arch Resources, Inc.	2,377	413,432
Caledonia Mining Corp. PLC	1,700	17,765
Capstone Copper Corp.(a)	75,962	535,042
Carpenter Technology Corp.	5,993	664,444
Century Aluminum Co.(a)	7,375	135,184
Cleveland-Cliffs, Inc.(a)	38,196	660,027
Coeur Mining, Inc.(a)	15,535	89,326
Commercial Metals Co.	14,335	807,347
Constellium SE(a)	26,968	584,397
ERO Copper Corp.(a)	22,026	469,154
Kaiser Aluminum Corp.	1,490	145,722
Materion Corp.	7,760	887,589
Metallus, Inc.(a)	1,454	34,910
Olympic Steel, Inc.	1,366	71,223
Radius Recycling, Inc. - Class A	2,996	51,261
Ramaco Resources, Inc.(a)	3,507	49,624
Ramaco Resources, Inc. - Class B	676	7,362
Ryerson Holding Corp.	16,401	389,524
Stelco Holdings, Inc.	23,231	694,740
SunCoke Energy, Inc.	12,065	127,286
Tredegar Corp.	1,709	9,314
Universal Stainless & Alloy Products, Inc.(a)	929	30,499
Warrior Met Coal, Inc.	11,824	809,116
		8,087,697

Multi-Utilities - 0.2%
Black Hills Corp.	3,995	225,518
Northwestern Energy Group, Inc.	8,512	442,283
		667,801

Oil, Gas & Consumable Fuels - 5.1%
Antero Resources Corp.(a)	27,723	987,770
APA Corp.	200	6,106
Ardmore Shipping Corp.	5,082	113,888
Berry Corp.	7,330	51,090
California Resources Corp.	7,895	373,828
Chord Energy Corp.	5,645	1,046,639
CNX Resources Corp.(a)	42,535	1,118,670
Comstock Resources, Inc.	7,249	84,886
CONSOL Energy, Inc.	3,209	332,677
Crescent Energy Co. - Class A	10,209	128,633
CVR Energy, Inc.	3,756	104,642
Devon Energy Corp.	14,898	731,194
DHT Holdings, Inc.	75,266	910,719
Dorian LPG Ltd.	5,064	256,289
Evolution Petroleum Corp.	1,870	10,752
Gran Tierra Energy, Inc.(a)	3,835	35,665
Granite Ridge Resources, Inc.	7,912	51,824
Green Plains, Inc.(a)	22,170	380,659
Gulfport Energy Corp.(a)	2,039	329,931
Hallador Energy Co.(a)	2,810	25,206
HighPeak Energy, Inc.	2,712	42,795
International Seaways, Inc.	6,206	399,790
Kimbell Royalty Partners LP	7,199	120,799
Kosmos Energy Ltd.(a)	355,397	2,167,922
Magnolia Oil & Gas Corp. - Class A	19,556	507,478
Matador Resources Co.	15,786	1,001,622
Murphy Oil Corp.	18,925	809,801
Nordic American Tankers Ltd.	5,617	23,254
Northern Oil & Gas, Inc.	10,083	412,697
Overseas Shipholding Group, Inc. - Class A	8,256	69,763
Par Pacific Holdings, Inc.(a)	6,722	182,435
PBF Energy, Inc. - Class A	5,784	267,973
Peabody Energy Corp.	16,492	408,672
Permian Resources Corp.	64,405	1,055,598
REX American Resources Corp.(a)	1,892	94,581
Riley Exploration Permian, Inc.	693	20,236
SandRidge Energy, Inc.	2,779	38,795
Scorpio Tankers, Inc.	18,039	1,480,461
SFL Corp. Ltd.	13,602	194,645
SilverBow Resources, Inc.(a)	2,459	96,393
Sitio Royalties Corp. - Class A	7,215	169,047
SM Energy Co.	18,304	923,071
Talos Energy, Inc.(a)	13,092	157,235
Teekay Corp.(a)	7,521	73,631
Teekay Tankers Ltd. - Class A	3,633	264,591
Texas Pacific Land Corp.	152	93,375
VAALCO Energy, Inc.	12,937	82,538
Veren, Inc.	201,341	1,752,012
Viper Energy, Inc.	1,849	71,113
Vital Energy, Inc.(a)	3,559	173,857
World Kinect Corp.	6,592	173,633
		20,410,881

Paper & Forest Products - 0.3%
Clearwater Paper Corp.(a)	2,050	108,937
Louisiana-Pacific Corp.	9,219	845,198
Stella-Jones, Inc.	4,829	288,262
		1,242,397

Passenger Airlines - 0.4%
Alaska Air Group, Inc.(a)	11,485	482,600
Allegiant Travel Co.	1,382	73,522
Frontier Group Holdings, Inc.(a)	76,309	417,410
JetBlue Airways Corp.(a)	31,638	176,857
SkyWest, Inc.(a)	4,808	359,013
Sun Country Airlines Holdings, Inc.(a)	4,006	42,424
		1,551,826

Personal Care Products - 0.5%
BellRing Brands, Inc.(a)	6,260	364,144
Coty, Inc. - Class A(a)	62,660	649,158
elf Beauty, Inc.(a)	2,415	451,388
Inter Parfums, Inc.	3,130	374,911
Medifast, Inc.	873	22,471
Nature's Sunshine Products, Inc.(a)	1,484	22,735
Nu Skin Enterprises, Inc. - Class A	2,840	37,914
Olaplex Holdings, Inc.(a)	5,190	9,238
		1,931,959

Pharmaceuticals - 0.5%
Amneal Pharmaceuticals, Inc.(a)	39,343	262,811
Amphastar Pharmaceuticals, Inc.(a)	5,995	253,768
Edgewise Therapeutics, Inc.(a)	6,503	111,396
Harmony Biosciences Holdings, Inc.(a)	3,526	103,664
Innoviva, Inc.(a)	2,680	42,317
Intra-Cellular Therapies, Inc.(a)	6,361	427,714
Longboard Pharmaceuticals, Inc.(a)	3,860	72,838
Pacira BioSciences, Inc.(a)	9,099	275,973
Phibro Animal Health Corp. - Class A	1,493	26,322
SIGA Technologies, Inc.	5,726	42,831
Supernus Pharmaceuticals, Inc.(a)	3,785	102,649
Verona Pharma PLC - ADR(a)	8,014	96,729
		1,819,012

Professional Services - 1.8%
Alight, Inc. - Class A(a)	31,398	243,335
Barrett Business Services, Inc.	15	1,985
CBIZ, Inc.(a)	1,319	100,007
Clarivate PLC(a)	62,490	356,193
Conduent, Inc.(a)	124,712	436,492
CRA International, Inc.	784	137,960
Exponent, Inc.	3,167	301,245
First Advantage Corp.	24,529	393,936
FTI Consulting, Inc.(a)	2,799	601,225
IBEX Holdings Ltd.(a)	25	391
ICF International, Inc.	3,548	506,477
KBR, Inc.	28,406	1,865,138
Kelly Services, Inc. - Class A	3,199	69,546
Kforce, Inc.	20,642	1,275,882
Korn Ferry	11,006	725,736
Resources Connection, Inc.	69	790
TrueBlue, Inc.(a)	3,188	34,430
		7,050,768

Real Estate Management & Development - 0.8%
Colliers International Group, Inc.	4,021	450,995
Cushman & Wakefield PLC(a)	93,475	1,038,507
DigitalBridge Group, Inc.	25,005	341,068
FirstService Corp.	1,976	290,709
FirstService Corp.	3,972	583,145
Forestar Group, Inc.(a)	1,980	67,340
Opendoor Technologies, Inc.(a)	73,808	160,902
RE/MAX Holdings, Inc. - Class A	1,215	9,829
Redfin Corp.(a)	21,072	135,704
RMR Group, Inc. - Class A	36	847
		3,079,046

Semiconductors & Semiconductor Equipment - 3.5%
CEVA, Inc.(a)	6,886	137,169
Cohu, Inc.(a)	20,003	644,897
Credo Technology Group Holding Ltd.(a)	22,976	598,984
Diodes, Inc.(a)	4,104	304,230
FormFactor, Inc.(a)	8,432	461,399
Impinj, Inc.(a)	3,356	549,277
indie Semiconductor, Inc. - Class A(a)	25,341	169,024
Lattice Semiconductor Corp.(a)	8,251	612,554
MACOM Technology Solutions Holdings, Inc.(a)	14,390	1,455,405
MKS Instruments, Inc.	3,041	384,960
NVE Corp.	3,496	271,045
Onto Innovation, Inc.(a)	8,063	1,747,252
Photronics, Inc.(a)	7,677	209,966
Power Integrations, Inc.	3,914	297,503
Rambus, Inc.(a)	38,247	2,113,529
Semtech Corp.(a)	11,542	448,868
Silicon Laboratories, Inc.(a)	4,312	544,045
Silicon Motion Technology Corp. - ADR	3,384	264,257
SMART Global Holdings, Inc.(a)	3,579	73,656
Tower Semiconductor Ltd.(a)	21,728	815,669
Ultra Clean Holdings, Inc.(a)	13,515	626,826
Veeco Instruments, Inc.(a)	33,039	1,343,035
Wolfspeed, Inc.(a)	8,290	213,053
		14,286,603

Software - 5.0%
ACI Worldwide, Inc.(a)	50,099	1,804,065
Adeia, Inc.	31,776	375,910
Aspen Technology, Inc.(a)	7,378	1,554,176
BlackLine, Inc.(a)	24,293	1,159,262
Box, Inc. - Class A(a)	9,055	246,749
Cognyte Software Ltd.(a)	48,731	370,356
CommVault Systems, Inc.(a)	1,949	209,683
Computer Modelling Group Ltd.	4,764	45,544
CoreCard Corp.(a)	9	126
CyberArk Software Ltd.(a)	2,113	484,405
Fair Isaac Corp.(a)	320	412,777
Five9, Inc.(a)	7,117	332,791
Guidewire Software, Inc.(a)	6,020	685,798
InterDigital, Inc.	2,934	334,094
JFrog Ltd.(a)	10,910	350,975
Klaviyo, Inc. - Class A(a)	6,564	148,609
LiveRamp Holdings, Inc.(a)	26,377	825,336
Manhattan Associates, Inc.(a)	4,046	888,259
nCino, Inc.(a)	98,492	3,006,961
Olo, Inc. - Class A(a)	45,977	210,575
OneSpan, Inc.(a)	15,869	208,995
Q2 Holdings, Inc.(a)	11,882	722,663
Qualys, Inc.(a)	2,363	332,285
Radware Ltd.(a)	10,565	214,364
SPS Commerce, Inc.(a)	15,323	2,882,103
Tenable Holdings, Inc.(a)	12,005	506,491
Teradata Corp.(a)	7,918	258,206
Tyler Technologies, Inc.(a)	458	220,005
Varonis Systems, Inc.(a)	4,292	184,384
Verint Systems, Inc.(a)	25,009	741,767
Vertex, Inc. - Class A(a)	4,630	153,021
Xperi, Inc.(a)	25,575	225,316
		20,096,051

Specialty Retail - 2.8%
1-800-Flowers.com, Inc. - Class A(a)	3,064	29,660
Aaron's Co., Inc.	2,008	17,028
Abercrombie & Fitch Co. - Class A(a)	2,561	442,720
Academy Sports & Outdoors, Inc.	19,036	1,098,187
Advance Auto Parts, Inc.	4,000	282,560
American Eagle Outfitters, Inc.	19,911	437,445
Arhaus, Inc.	33,117	622,931
Asbury Automotive Group, Inc.(a)	1,470	345,553
Big 5 Sporting Goods Corp.	996	3,456
Boot Barn Holdings, Inc.(a)	5,647	671,598
Buckle, Inc.	3,225	124,291
Build-A-Bear Workshop, Inc.	1,208	32,701
Caleres, Inc.	12,338	427,882
Citi Trends, Inc.(a)	21	513
Designer Brands, Inc. - Class A	3,789	38,079
Destination XL Group, Inc.(a)	4,409	15,652
Floor & Decor Holdings, Inc. - Class A(a)	1,863	217,710
Foot Locker, Inc.	638	17,692
Genesco, Inc.(a)	964	27,474
Group 1 Automotive, Inc.	1,224	380,639
Guess?, Inc.	3,652	84,982
Haverty Furniture Cos., Inc.	1,308	37,160
Hibbett, Inc.	1,369	118,528
Lands' End, Inc.(a)	1,165	16,648
LL Flooring Holdings, Inc.(a)	2,738	4,655
ODP Corp.(a)	11,757	460,404
Revolve Group, Inc.(a)	69,985	1,335,314
Shoe Carnival, Inc.	1,627	61,419
Signet Jewelers Ltd.	12,453	1,363,479
Tractor Supply Co.	671	191,430
Upbound Group, Inc.	3,826	125,569
Urban Outfitters, Inc.(a)	6,141	256,141
Valvoline, Inc.(a)	18,907	767,624
Warby Parker, Inc. - Class A(a)	36,740	650,665
Wayfair, Inc. - Class A(a)	7,813	464,795
Winmark Corp.	412	146,631
		11,319,215

Technology Hardware, Storage & Peripherals - 0.0%(b)
Eastman Kodak Co.(a)	4,322	23,079
Immersion Corp.	3,205	32,018
Turtle Beach Corp.(a)	1,739	28,833
		83,930

Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc.	3,101	212,108
Columbia Sportswear Co.	2,947	252,322
Crocs, Inc.(a)	2,879	448,088
Dr Martens PLC	202,574	226,952
G-III Apparel Group Ltd.(a)	5,445	163,677
Gildan Activewear, Inc.	59,344	2,271,095
Levi Strauss & Co. - Class A	10,537	252,993
Movado Group, Inc.	1,330	35,245
Oxford Industries, Inc.	1,591	176,108
PVH Corp.	1,542	185,055
Rocky Brands, Inc.	884	34,467
Steven Madden Ltd.	7,019	311,995
Superior Group of Cos., Inc.	1,445	29,608
Under Armour, Inc. - Class C(a)	36,489	253,963
Unifi, Inc.(a)	750	4,913
Vera Bradley, Inc.(a)	2,217	18,091
		4,876,680

Trading Companies & Distributors - 3.2%
AerCap Holdings NV	12,373	1,147,101
Air Lease Corp.	26,400	1,257,696
Applied Industrial Technologies, Inc.	4,236	817,548
Beacon Roofing Supply, Inc.(a)	12,720	1,234,603
BlueLinx Holdings, Inc.(a)	1,255	129,127
Boise Cascade Co.	1,873	257,144
Core & Main, Inc. - Class A(a)	17,380	1,000,393
DNOW, Inc.(a)	9,229	134,651
FTAI Aviation Ltd.	10,677	900,285
GATX Corp.	9,366	1,292,133
Global Industrial Co.	1,249	43,228
GMS, Inc.(a)	4,049	380,444
H&E Equipment Services, Inc.	10,310	488,385
Herc Holdings, Inc.	3,368	488,596
Hudson Technologies, Inc.(a)	104	926
Karat Packaging, Inc.	860	24,544
McGrath RentCorp	12,550	1,367,699
MRC Global, Inc.(a)	2,351	31,245
Richelieu Hardware Ltd.	2,828	78,760
Rush Enterprises, Inc. - Class A	16,591	748,752
Rush Enterprises, Inc. - Class B	19	803
SiteOne Landscape Supply, Inc.(a)	4,266	660,462
Transcat, Inc.(a)	917	116,826
Watsco, Inc.	577	274,017
		12,875,368

Water Utilities - 0.1%
SJW Group	4,223	231,040

Wireless Telecommunication Services - 0.1%
Telephone and Data Systems, Inc.	13,767	273,826
United States Cellular Corp.(a)	1,872	103,821
		377,647
TOTAL COMMON STOCKS (Cost $361,264,799)		380,117,879

REAL ESTATE INVESTMENT TRUSTS - 2.1%	Shares	Value
AGNC Investment Corp.	125,583	1,204,341
Alexander & Baldwin, Inc.	32,475	545,580
Brixmor Property Group, Inc.	48,178	1,084,487
Equity Commonwealth(a)	43,122	832,686
Getty Realty Corp.	26,137	721,643
Highwoods Properties, Inc.	9,625	249,961
Kite Realty Group Trust	7,897	173,102
MFA Financial, Inc.	53,125	568,437
NNN REIT, Inc.	22,430	936,901
Ryman Hospitality Properties, Inc.	4,421	464,514
STAG Industrial, Inc.	29,395	1,030,589
Sunstone Hotel Investors, Inc.	54,078	555,922
Terreno Realty Corp.	4,358	246,576
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,891,859)		8,614,739

CLOSED END FUNDS - 0.0%(b)	Shares	Value
Medallion Financial Corp.	799	6,639
TOTAL CLOSED END FUNDS (Cost $7,725)		6,639

SHORT-TERM INVESTMENTS - 3.2%
Money Market Funds - 3.2%	Shares
First American Government Obligations Fund - Class X, 5.24%(c)	12,895,748	12,895,748
TOTAL SHORT-TERM INVESTMENTS (Cost $12,895,748)		12,895,748

TOTAL INVESTMENTS - 99.8% (Cost $383,060,131)		$401,635,005
Other Assets in Excess of Liabilities - 0.2%		791,683
TOTAL NET ASSETS - 100.0%		$402,426,688

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AMBAC American Municipal Bond Assurance Corporation
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day effective yield as of May 31, 2024.

Column Small Cap Fund
Schedule of Forward Currency Contracts
as of May 31, 2024 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)

06/28/2024	CAD	532,758	USD	390,000	Bank of America Securities, Inc.	$1,105
06/28/2024	USD	1,845,245	CAD	2,503,882	Bank of America Securities, Inc.	7,115
Total Unrealized Appreciation (Depreciation)						$8,220
CAD - Canadian Dollar
USD - United States Dollar

Notes to Schedule of Investments
May 31, 2024 (Unaudited)

Investment Valuation

Each equity security owned by a Fund, including depositary receipts, that is listed on a national securities exchange, except for portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) is valued at its last sale price or official closing price on that exchange on the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

 Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the most recent quoted bid at the close of the exchange on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at prices supplied by an approved Pricing Service. Where the price of a long-term debt security is not available from a Pricing Service, the most recent quotation from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the bid price. When a Fund buys a when-issued, new issue or delayed delivery debt security and the security is not yet being traded or 97 Column Funds Notes to Financial Statements February 29, 2024 (Unaudited) priced by a Pricing Service, the security will be valued at cost. Thereafter, the security will be valued at its market value or its fair value if the security has not commenced trading or is not priced by a Pricing Service for longer than five days. Any discount or premium is accreted or amortized using the constant yield method until maturity.

 Forward currency contracts are valued at the mean between the bid and asked prices. Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. All ETFs are valued at the last reported sale price on the exchange on which the security is principally traded.

 Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time a Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time. Occasionally, events which affect the values of such securities may occur between the times at which the values are determined and the close of the New York Stock Exchange and will therefore not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value in good faith as determined by the Adviser in accordance with its fair valuation procedures. If on any business day a change in the value of the equity markets exceeds a certain threshold as determined by reference to a broad-based index, then each foreign equity security held by a Fund (other than those traded in countries outside of Canada, Mexico, Central and South America) will be valued at its fair value by using a value determined by an independent pricing agent rather than using the last closing price of such foreign security on its principal overseas market. A value determined by an independent pricing agent will also be used to fair value foreign securities held by a Fund on any day when a foreign market is closed due to a local holiday or other scheduled closure, but the New York Stock Exchange is open.

 If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Trust’s Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.

FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s investments carried at fair value as of May 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	373,402,378	6,715,501	–	380,117,879
Real Estate Investment Trusts	8,614,739	–	–	8,614,739
Closed End Funds	6,639	–	–	6,639
Money Market Funds	12,895,748	–	–	12,895,748
Total Investments	394,919,504	6,715,501	–	401,635,005

Other Financial Instruments*:
Forwards	–	8,220	–	8,220
Total Other Financial Instruments	–	8,220	–	8,220

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of May 31, 2024.

Refer to the Schedule of Investments for additional information.